Note 9 - Noncontrolling Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]
Note
8.
Noncontrolling Interest

In
May
2012,
we formed a subsidiary for the purpose of marketing and selling medical products containing our technology, Clyra Medical Technology, Inc. (“Clyra”). Until
December
17,
2012,
this subsidiary was wholly-owned, with
7,500
shares issued to BioLargo, Inc. On
December
17,
2012,
Clyra issued
1,500
shares of Clyra common stock to a
three
-member management team,
one
-
third
of which vested immediately, and the remaining over time. The shares granted to the three
executives are restricted from transfer until a sale of the company, whether by means of a sale of its stock or substantially all of its assets, or otherwise by agreement of Clyra, BioLargo and the executives.

On
December
30,
2015,
Clyra sold
9,830
shares of its Series A Preferred Stock (“Preferred Shares”) to Sanatio Capital, LLC (“Sanatio”) for
$750,000.
This sale was made in reliance on the exemption from registration contained in Section
4(2)
of the Securities Exchange Act and Regulation D promulgated thereunder as not involving a public offering of securities. As a result of the sale, Sanatio owns
40%
of Clyra’s issued and outstanding shares, BioLargo owns
54%,
and the remainder is owned by management.

As set forth in Clyra’s Amended and Restated Articles of Incorporation, Preferred Shares accrue an annual dividend of
8%
for a period of
five
years. Although the dividends begin to accrue immediately, Clyra has no obligation to declare a dividend until a product of the company has received a premarket approval by the United States Federal Drug Administration (“FDA”), or for which a premarket notification pursuant to form
510(k)
has been submitted and for which the FDA has given written clearance to market the product in the United States (either, “FDA Approval”). After FDA Approval, annually on
December
20,
and unless prohibited by California law governing distributions to shareholders, Clyra is required to declare and pay any accruing dividends to holders of Preferred Shares then accrued but unpaid. Management classifies the Preferred Shares dividend as a medium probability of occurring and as of
March
31,
2017
the Preferred Shares dividend has an accrued and undeclared balance of
$75,000.

Holders of Preferred Shares are entitled to preferential payments in the event of a liquidation, dissolution or winding up of the company, in an amount equal to any accrued and unpaid dividends. After such preference, any remaining assets are distributed pro-rata between holders of Clyra common stock and Preferred Shares as if the Preferred Shares had converted to Clyra common stock. Holders of Preferred Shares may
convert the shares to Clyra common stock initially on a
one
-to-
one
basis. The conversion formula is subject to change in the event Clyra sells stock at a lower price than the price paid by Sanatio.

In addition to the foregoing, Clyra entered into a consulting agreement with Beach House Consulting, LLC, through which Jack B. Strommen will be providing consulting services to the company. Mr. Strommen is the founder of Beach House Consulting, LLC. Mr. Strommen will be assisting the company in its sales and marketing activities once it has FDA Approval on a product, at which point the agreement provides that Mr. Strommen is to receive
$23,438
per month for a period of
four
years. As of
March
31,
2017,
the Company has not presented any products to the FDA for FDA approval.

From inception, Clyra has generated no revenues and the financial impact of Clyra’s operations for the three
months ended
March
31,
2017,
resulted in a net loss of
$137,082.

Note
9.
Noncontrolling Interest

Clyra

In
May
2012,
we formed a subsidiary for the purpose of marketing and selling medical products containing our technology, Clyra Medical Technology, Inc. (“Clyra”). Until
December
17,
2012,
this subsidiary was wholly-owned, with
7,500
shares issued to BioLargo, Inc. On
December
17,
2012,
Clyra issued
1,500
shares of Clyra common stock to a
three
member management team,
one
-
third
of which vested immediately, and the remaining over time. The shares granted to the three
executives are restricted from transfer until a sale of the company, whether by means of a sale of its stock or substantially all of its assets, or otherwise by agreement of Clyra, BioLargo and the executives.

On
December
30,
2015,
Clyra sold
9,830
shares of its Series A Preferred Stock (“Preferred Shares”) to Sanatio Capital, LLC (“Sanatio”) for
$750,000.
This sale was made in reliance on the exemption from registration contained in Section
4(2)
of the Securities Exchange Act and Regulation D promulgated thereunder as not involving a public offering of securities. As a result of the sale, Sanatio owns
40%
of Clyra’s issued and outstanding shares, BioLargo owns
54%,
and the remainder is owned by management.

As set forth in Clyra’s Amended and Restated Articles of Incorporation, Preferred Shares accrue an annual dividend of
8%
for a period of
five
years. Although the dividends begin to accrue immediately, Clyra has no obligation to declare a dividend until a product of the company has received a premarket approval by the United States Federal Drug Administration (“FDA”), or for which a premarket notification pursuant to form
510(k)
has been submitted and for which the FDA has given written clearance to market the product in the United States (either, “FDA Approval”). After FDA Approval, annually on
December
20,
and unless prohibited by California law governing distributions to stockholders, Clyra is required to declare and pay any accruing dividends to holders of Preferred Shares then accrued but unpaid. As the declaration and payment of such dividends is contingent on an uncertain future event, no liability has been recorded for the dividends. The accumulated and undeclared dividend balance as of
December
31,
2016
is
$60,000.

Holders of Preferred Shares are entitled to preferential payments in the event of a liquidation, dissolution or winding up of the company, in an amount equal to any accrued and unpaid dividends. After such preference, any remaining assets are distributed pro-rata between holders of Clyra common stock and Preferred Shares as if the Preferred Shares had converted to Clyra common stock. Holders of Preferred Shares may
convert the shares to Clyra common stock initially on a
one
-to-
one
basis. The conversion formula is subject to change in the event Clyra sells stock at a lower price than the price paid by Sanatio.

In addition to the foregoing, Clyra entered into a consulting agreement with Beach House Consulting, LLC, through which Jack B. Strommen will be providing consulting services to the company. Mr. Strommen is the founder of Beach House Consulting, LLC. Mr. Strommen will be assisting the company in its sales and marketing activities once it has FDA Approval on a product, at which point the agreement provides that Mr. Strommen is to receive
$23,438
per month for a period of
four
years. As of
December
31,
2016,
the Company has not presented any products to the FDA for FDA Approval.

For the year ended
December
31,
2015
and
2016,
Clyra generated no revenues and Clyra’s operations resulted in a net loss of
$115,859
and
$508,414.

Biolargo Maritime Solutions

The Company has an additional subsidiary, Biolargo Maritime Solutions, whereby if certain factors are met, a noncontrolling equity interest in this subsidiary has been pledged to its management.